UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  One Fawcett Place
          Greenwich, CT 06830


13F File Number: 028-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Palumbo
Title:  Chief Operating Officer
Phone:  (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo             Greenwich, CT                 May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $3,838,981
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                        Name
--------------------                        ----

None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                          COLUMN  2       COLUMN 3    COLUMN 4          COLUMN 5    COLUMN 6 COLUMN 7       COLUMN 8

                                                              VALUE      SHRS OR   SH/ PUT/  INVST    OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT   PRN CALL  DISCT    MGRS     SOLE     SHARED  NONE
--------------                  --------------    -----      --------    -------   --- ----  -----    ----     ----     ------  ----
APPLE INC                       COM               037833100   331,156    2,307,709 SH        SOLE     NONE   2,307,709
CHIPOTLE MEXICAN GRILL INC      CL A              169656105     5,113       45,072 SH        SOLE     NONE      45,072
CHIPOTLE MEXICAN GRILL INC      CL B              169656204    26,583      273,800 SH        SOLE     NONE     273,800
COGENT COMM GROUP INC           COM NEW           19239V302    35,789    1,954,629 SH        SOLE     NONE   1,954,629
COGENT COMM GROUP INC           COM NEW           19239V302     8,998      491,400    CALL   SOLE     NONE     491,400
CROWN CASTLE INTL CORP          COM               228227104   108,505    3,145,982 SH        SOLE     NONE   3,145,982
E M C CORP MASS                 COM               268648102    55,883    3,897,034 SH        SOLE     NONE   3,897,034
GOOGLE INC                      CL A              38259P508   130,967      297,334 SH        SOLE     NONE     297,334
LIBERTY GLOBAL INC              COM SER A         530555101   160,405    4,706,714 SH        SOLE     NONE   4,706,714
LIBERTY GLOBAL INC              COM SER C         530555309    79,619    2,451,311 SH        SOLE     NONE   2,451,311
MASTERCARD INC                  CL A              57636Q104   310,546    1,392,647 SH        SOLE     NONE   1,392,647
NEWS CORP                       CL A              65248E104   131,082    6,991,033 SH        SOLE     NONE   6,991,033
NEWS CORP                       CL B              65248E203    19,390    1,018,393 SH        SOLE     NONE   1,018,393
NII HLDGS INC                   CL B NEW          62913F201   109,064    3,431,829 SH        SOLE     NONE   3,431,829
POTASH CORP SASK INC            COM               73755L107    90,838      585,257 SH        SOLE     NONE     585,257
QUALCOMM INC                    COM               747525103   400,245    9,762,079 SH        SOLE     NONE   9,762,079
QUALCOMM INC                    COM               747525103   124,628    3,039,700    CALL   SOLE     NONE   3,039,700
RESEARCH IN MOTION LTD          COM               760975102   324,964    2,895,515 SH        SOLE     NONE   2,895,515
SBA COMMUNICATIONS CORP         COM               78388J106   109,019    3,654,673 SH        SOLE     NONE   3,654,673
SIRIUS SATELLITE RADIO INC      NOTE  2.500% 2/1  82966UAC7    43,909   44,130,000 PRN       SOLE     NONE  44,130,000
SIRIUS SATELLITE RADIO INC      NOTE  3.250%10/1  82966UAD5    30,685   34,000,000 PRN       SOLE     NONE  34,000,000
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209   285,686    6,185,020 SH        SOLE     NONE   6,185,020
VISA INC                        CL A COM          92826C839   312,112    5,005,000 SH        SOLE     NONE   5,005,000
VMWARE INC                      CL A COM          928563402    33,653      785,913 SH        SOLE     NONE     785,913
WATERS CORP                     COM               941848103   152,410    2,736,274 SH        SOLE     NONE   2,736,274
WYETH                           COM               983024100   191,460    4,584,762 SH        SOLE     NONE   4,584,762
ZIMMER HLDGS INC                COM               98956P102   226,272    2,906,138 SH        SOLE     NONE   2,906,138






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